OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
OTHER INTANGIBLE ASSETS
NOTE 24: OTHER INTANGIBLE ASSETS

	Brands	Core deposit intangible	Purchased credit card relationships	Customer- related intangibles	Capitalised software enhancements	Total
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2019	596	2,770	1,002	538	3,931	8,837
Exchange and other adjustments	—	—	—	—	4	4
Additions	—	—	—	—	1,033	1,033
Disposals	—	—	—	—	(10)	(10)
At 31 December 2019	596	2,770	1,002	538	4,958	9,864
Exchange and other adjustments	—	—	—	—	—	—
Additions	—	—	—	—	991	991
Disposals	—	—	—	—	(55)	(55)
At 31 December 2020	596	2,770	1,002	538	5,894	10,800
Accumulated amortisation:
At 1 January 2019	216	2,770	411	538	1,555	5,490
Exchange and other adjustments	—	—	—	—	4	4
Charge for the year (note 11)	—	—	70	—	496	566
Disposals	—	—	—	—	(4)	(4)
At 31 December 2019	216	2,770	481	538	2,051	6,056
Exchange and other adjustments	—	—	—	—	(1)	(1)
Charge for the year (note 11)	—	—	70	—	590	660
Disposals	—	—	—	—	(55)	(55)
At 31 December 2020	216	2,770	551	538	2,585	6,660
Balance sheet amount at 31 December 2020	380	—	451	—	3,309	4,140
Balance sheet amount at 31 December 2019	380	—	521	—	2,907	3,808
Brands arising from the acquisition of Bank of Scotland in 2009 are recognised on the Group's balance sheet and have been determined to have an indefinite useful life. The carrying value at 31 December 2020 was £380 million (2019: £380 million). The Bank of Scotland name has been in existence for over 300 years and there are no indications that the brand should not have an indefinite useful life. The recoverable amount has been based on a value-in-use calculation. The calculation uses post-tax projections of the income generated by the brands, a discount rate of 9.31 per cent and a future growth rate of 2.5 per cent. Management estimates that if the growth rate were decreased by 1 per cent there would have been an impairment charge of £50 million.